Financial Instruments - Summary of Information Regarding Notes Repaid (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 CAD ($)
Disclosure of detailed information about borrowings [Line Items]
Debt instrument, principal amount	$ 999	$ 483
3.95% Notes, Due 2021 [member]
Disclosure of detailed information about borrowings [Line Items]
Debt instrument, maturity year		2021
Debt instrument, interest rate		3.95%
Debt instrument, principal amount		$ 350
Redemption of notes [member] | 3.95% Notes, Due 2021 [member]
Disclosure of detailed information about borrowings [Line Items]
Debt instrument, maturity year	2021
Notes, repaid date	January 2020
Debt instrument, interest rate	3.95%		3.95%
Debt instrument, principal amount	$ 139
Redemption of notes [member] | 3.309% Notes, Due 2021 [member]
Disclosure of detailed information about borrowings [Line Items]
Debt instrument, maturity year	2021
Notes, repaid date	January 2020
Debt instrument, interest rate	3.309%		3.309%
Debt instrument, principal amount			$ 550
Transaction notes issued [Member] | 2.239% Notes, Due 2025 [member]
Disclosure of detailed information about borrowings [Line Items]
Debt instrument, maturity year	2025
Notes issued for transaction	May 2020
Debt instrument, interest rate	2.239%		2.239%
Debt instrument, principal amount			$ 1,400